UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Joho Capital, L.L.C.

Address:  55 East 59th Street, 15th Floor
          New York, New York 10022

13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Tim McManus
Title:    Chief Financial Officer
Phone:    (212) 326-9560


Signature, Place and Date of Signing:

    /s/ Tim McManus             New York, New York           February 12, 2007
-----------------------     --------------------------     ---------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           7

Form 13F Information Table Value Total:    $178,646
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No. Form 13F File Number Name

                28-
-----          -------------------               ------------------------------


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
                                                         MARKET
                              TITLE                      VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (x1000)  PRN AMT    PRN  CALL  DISCRETION  MNGRS  SOLE        SHARED  NONE
AFLAC INC                     COM             001055102  75,460   1,640,436  SH            SOLE            1,640,436
AMERICAN INTL GROUP INC       COM             026874107  41,747     582,575  SH            SOLE              582,575
BAIDU COM INC                 SPON ADR REP A  056752108  40,321     357,710  SH            SOLE              357,710
NEW ORIENTAL ED & TECH GRP I  SPON ADR        647581107  13,829     412,300  SH            SOLE              412,300
MINDRAY MEDICAL INTL LTD      SPON ADR        602675100   6,035     252,300  SH            SOLE              252,300
GOOGLE INC                    CL A            38259P508     819       1,780  SH            SOLE                1,780
KONGZHONG CORP                SPONSORED ADR   50047P104     435      44,630  SH            SOLE               44,630

                                                         178,646








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